Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income	¥ 232,445	¥ 254,109	¥ 252,703
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	258,133	261,343	276,193
Loss on disposal of fixed assets	11,242	8,937	21,120
Impairment loss of fixed assets	7	598	1,288
Impairment loss of investments	1,527	8,130	23,330
Equity in (earnings) losses of affiliated companies	(610)	7,368	(10,471)
Deferred income taxes	7,487	29,129	29,381
(Increase) decrease in trade receivables	5,030	9,991	(6,671)
Increase in inventories	(24,805)	(109,983)	(17,532)
Increase (decrease) in trade payables	(102,293)	35,766	115,726
Increase (decrease) in accrued income taxes	12,427	(25,653)	25,228
Increase (decrease) in accrued expenses	(30,089)	8,938	77
Increase (decrease) in accrued (prepaid) pension and severance cost	5,515	(2,315)	4,147
Other, net	8,061	(16,796)	29,894
Net cash provided by operating activities	384,077	469,562	744,413
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(316,211)	(238,129)	(199,152)
Proceeds from sale of fixed assets (Note 5)	4,861	3,273	3,303
Purchases of available-for-sale securities	(417)	(2,160)	(10,891)
Proceeds from sale and maturity of available-for-sale securities	344	1,934	3,910
(Increase)decrease in time deposits, net	103,137	(34,111)	(80,904)
Acquisitions of subsidiaries, net of cash acquired	(704)	29	(55,686)
Purchases of other investments	(796)	(373)	(1,955)
Other, net	(2,954)	12,994	(758)
Net cash used in investing activities	(212,740)	(256,543)	(342,133)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	614	725	5,902
Repayments of long-term debt	(3,732)	(4,670)	(5,739)
Increase (decrease) in short-term loans, net	(5,055)	2,466	(74,933)
Dividends paid	(142,362)	(152,784)	(136,103)
Repurchases of treasury stock, net	(149,968)	(99,766)	(61,196)
Other, net	(19,236)	(3,484)	(7,828)
Net cash used in financing activities	(319,739)	(257,513)	(279,897)
Effect of exchange rate changes on cash and cash equivalents	41,853	(22,858)	(76,838)
Net change in cash and cash equivalents	(106,549)	(67,352)	45,545
Cash and cash equivalents at beginning of year	773,227	840,579	795,034
Cash and cash equivalents at end of year	666,678	773,227	840,579
Cash paid during the year for:
Interest	1,084	914	1,924
Income taxes	¥ 98,096	¥ 120,696	¥ 80,212